Equity (Details) $ / shares in Units, $ in Thousands																	6 Months Ended
	Apr. 30, 2026 USD ($) $ / shares shares	Dec. 23, 2025 USD ($) $ / shares shares	Nov. 29, 2025 USD ($) $ / shares shares	Oct. 29, 2025 USD ($) shares	Sep. 15, 2025 USD ($) $ / shares shares	Sep. 12, 2025 USD ($) $ / shares shares	Sep. 10, 2025 USD ($) $ / shares shares	Aug. 06, 2025 USD ($) $ / shares shares	Apr. 29, 2025 USD ($) $ / shares shares	Jan. 30, 2025 USD ($) $ / shares shares	Jan. 08, 2025 $ / shares shares	Dec. 31, 2024 shares	Dec. 25, 2024 USD ($) $ / shares shares	Nov. 27, 2024 $ / shares shares	Sep. 30, 2022 shares	Sep. 16, 2022 shares	Jun. 30, 2026 USD ($) $ / shares shares	Aug. 21, 2026 $ / shares	Jul. 31, 2026 $ / shares	Feb. 19, 2026 $ / shares	Feb. 16, 2026 shares	Nov. 27, 2025 shares	Oct. 25, 2025 $ / shares	Sep. 09, 2025 shares	Dec. 20, 2024 shares	Aug. 31, 2024 shares	Dec. 14, 2022 $ / shares
Equity [Line Items]
Exercise price range (in Dollars per share) | $ / shares	$ 4.53				$ 54	$ 36			$ 13.05					$ 36			$ 16.74			$ 24.03
Net proceeds from issuance of ordinary shares (in Dollars) | $	$ 4,560		$ 5,140	$ 2,900	$ 3,550	$ 3,520				$ 2,200
Warrants ordinary shares	1,694,291			63,889	74,444			369,111	184,556	69,444							645,944
Exercise price per share (in Dollars per share) | $ / shares								$ 15.39
Proceed amount (in Dollars) | $	$ 5,020		$ 5,700	$ 3,300	$ 4,020	$ 4,000		$ 2,400	$ 1,200	$ 2,500							$ 1,850
Ordinary shares reserved for future issuance																						186,512			15,721
Granted shares		197,056
Vesting period		36 months
Option expenses (in Dollars) | $										$ 1,580
Vested shares																	40,092
Exercisable term	5 years
Number of warrants issued				136,667
Number of shares issued in connection with registered direct offerings						48,889
Number of options to purchase Ordinary Shares granted by the Company																	6,111
Number of Share Issued			220,111	72,778				184,556
Net proceed from warrant exercise | $								$ 2,200	$ 1,040
Number of warrants that Shareholder agreed to exercise			369,111
Number of ordinary shares reserved under incentive plans																								88,361
Additional increase in the number of Ordinary Shares, reserved for issuance under incentive plan																					159,079
Fair value per RSU | $ / shares		$ 16.65
Option expenses | $		$ 3,300
Equity issuance cost | $																	$ 1,099
Measurement Input, Option Volatility [Member]
Equity [Line Items]
Derivative measurement input																	0.60
Measurement Input, Expected Dividend Rate [Member]
Equity [Line Items]
Derivative measurement input																	0
Measurement Input, Risk Free Interest Rate [Member]
Equity [Line Items]
Derivative measurement input																	0.0386
Measurement Input, Expected Term [Member]
Equity [Line Items]
Derivative measurement input																	5
Pre Funded Warrants [Member]
Equity [Line Items]
Warrants ordinary shares					25,555	62,222				59,861
Offering price per share (in Dollars per share) | $ / shares										$ 36
Number of pre-funded warrants issued														15,833
Number of Ordinary Shares issued upon the exercise of pre-funded warrants											8,667	7,167
Warrant [Member]
Equity [Line Items]
Exercise price range (in Dollars per share) | $ / shares										$ 36							$ 2,880										$ 1,440
Number of Ordinary Shares issued upon the exercise of pre-funded warrants																56
Warrant [Member] | Subsequent [Member]
Equity [Line Items]
Sale of Stock, Price Per Share | $ / shares																		$ 11.2
Warrant [Member] | Measurement Input, Expected Term [Member]
Equity [Line Items]
Derivative measurement input																	(4.8)
August New Warrants [Member]
Equity [Line Items]
Number of august new warrants exercised for cash inducement letter agreement			369,111
2024 Global Equity Incentive Plan [Member]
Equity [Line Items]
Number of ordinary shares reserved under incentive plan																										6,348
Common Stock [Member]
Equity [Line Items]
Warrants ordinary shares					25,555	62,222			92,278	59,861				15,833
Ordinary shares price issued (in Dollars per share) | $ / shares														$ 81
Exercise price per ordinary shares | $ / shares	$ 5.19
Warrant reduced exercise price | $ / shares										$ 13.05
Warrant exercised ordinary shares												7,167
Purchase of ordinary shares														22,833
Common Stock [Member] | Subsequent [Member]
Equity [Line Items]
Sale of Stock, Price Per Share | $ / shares																		$ 2.59
Common Stock [Member] | Pre Funded Warrants [Member]
Equity [Line Items]
Warrants ordinary shares										69,444
Number of Ordinary Shares issued upon the exercise of pre-funded warrants											8,667
Common Stock [Member] | Warrant [Member]
Equity [Line Items]
Number of Ordinary Shares issued upon the exercise of warrants																56
Common Stock [Member] | August New Warrants [Member]
Equity [Line Items]
Number of ordinary shares issued upon the exercise of the August new warrants			149,000
Common Stock [Member] | 2024 Employee Stock Purchase Plan [Member]
Equity [Line Items]
Warrants ordinary shares														22,833
Restricted Stock Units (RSUs) [Member]
Equity [Line Items]
Granted shares		63,333					56,250						14,597
Option expenses (in Dollars) | $							$ 1,120						$ 934
Fair value per RSU | $ / shares							$ 11.34						$ 64.08
Maximum [Member]
Equity [Line Items]
Ordinary shares reserved for future issuance																						274,873
Vesting period							36 months						24 months
Additional increase in the number of Ordinary Shares, reserved for issuance under incentive plan																					433,952
Maximum [Member] | 2024 Employee Stock Purchase Plan [Member]
Equity [Line Items]
Issued and sold ordinary shares										9,583
Minimum [Member]
Equity [Line Items]
Ordinary shares reserved for future issuance																						88,361
Vesting period							12 months						12 months
Additional increase in the number of Ordinary Shares, reserved for issuance under incentive plan																					274,873
IPO [Member]
Equity [Line Items]
Issued and sold ordinary shares															5,208
Number of ordinary shares															1
Number of warrants															2
IPO [Member] | Minimum [Member]
Equity [Line Items]
Exercise price per shares | $ / shares														$ 90
Over-Allotment Option [Member]
Equity [Line Items]
Issued over-allotment options															1,562
Warrants to purchase															1,562
Exercise price per ordinary of the august new warrants exercised share | $ / shares			$ 15.39
Private Placement [Member]
Equity [Line Items]
Exercise price range (in Dollars per share) | $ / shares											$ 90
Warrants ordinary shares						111,111								22,833
Combined purchase price per share (in Dollars per share) | $ / shares																							$ 24.03
Number of shares issued in connection with registered direct offerings														7,000
Number of shares issued in connection with registered direct offering					48,889
Private Placement [Member] | Subsequent [Member]
Equity [Line Items]
Exercise price range (in Dollars per share) | $ / shares																			$ 3.16
Registered Direct Offerings [Member]
Equity [Line Items]
Amended exercise price per unit of warrants | $ / shares						$ 24.03